Consolidated statements of earnings - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated statements of earnings [Abstract]
Revenue from products and services	$ 1,474,984	$ 1,800,073
Cost of products and services sold	1,282,635	1,484,962
Depreciation and amortization	190,415	208,662
Cost of sales	1,473,050	1,693,624
Gross profit	1,934	106,449
Administration	127,566	145,344
Exploration	8,016	10,873
Research and development	7,168	3,965
Other operating expense	(8,407)	23,921
Loss on disposal of assets	3,803	1,072
Earnings (loss) from operations	(136,212)	(78,726)
Finance costs	(76,612)	(96,133)
Gain (loss) on derivatives	12,529	36,577
Finance income	6,804	10,835
Share of earnings from equity-accounted investee	68,283	36,476
Other income (expense)	21,353	51,440
Earnings (loss) before income taxes	(103,855)	(39,531)
Income tax expense (recovery)	(1,201)	13,666
Net earnings (loss)	(102,654)	(53,197)
Net earnings (loss) attributable to:
Equity holders	(102,577)	(53,169)
Non-controlling interest	(77)	(28)
Net earnings (loss)	$ (102,654)	$ (53,197)
Earnings per common share attributable to equity holders:
Basic	$ (0.26)	$ (0.13)
Diluted	$ (0.26)	$ (0.13)